CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 4,558,939	$ 1,887,280
Accounts receivable trade	216,485	670,973
Due from related party	759,386	176,434
Inventories	143,534	57,530
Prepaid expenses and other current assets	375,255	55,200
Deferred charges, net	167,298	0
Total current assets	6,220,897	2,847,417
NON-CURRENT ASSETS:
Vessels, net	23,700,029	6,995,350
Restricted cash	500,000	0
Deferred charges, net	0	341,070
Total non-current assets	24,200,029	7,336,420
Total assets	30,420,926	10,183,837
CURRENT LIABILITIES:
Current portion of long-term debt, net	1,522,895	0
Accounts payable	410,592	244,371
Deferred revenue, net	493,015	47,708
Accrued liabilities	556,248	140,734
Total current liabilities	2,982,750	432,813
Commitments and contingencies
NON-CURRENT LIABILITIES:
Long-term debt, net	9,234,165	0
Long-term debt, related party	5,000,000	0
Total non-current liabilities	14,234,165	0
SHAREHOLDERS' EQUITY:
Common shares, $0.001 par value; 1,950,000,000 shares authorized; 2,400,000 shares issued and outstanding as of December 31, 2018 and 3,318,112 issued and outstanding as of December 31, 2019	3,318	2,400
Additional paid-in capital	12,763,403	7,612,108
Retained earnings	436,798	2,136,024
Total shareholders' equity	13,204,011	9,751,024
Total liabilities and shareholders' equity	30,420,926	10,183,837
Series A Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares	480	480
Additional paid-in capital	2,627,843	2,740,480
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares	12	12
Additional paid-in capital	$ 12	$ 12